Note 21 - Deferred Income Tax (Details Textual) $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized tax losses expiring within one year, percentage	0.00%
Recognized tax losses expiring in two to five years, percentage	1.70%
Recognized tax losses expiring in more than five years, percentage	98.30%
Unused tax losses for which no deferred tax asset recognised	$ 173.7
Unused tax losses for which no deferred tax asset recognised, percent expiring in less than one year	4.60%
Unused tax losses for which no deferred tax asset recognised, percent expiring between two and five years	17.10%
Unused tax losses for which no deferred tax asset recognised, percent expiring in more than five years	78.30%
UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets related to taxable losses of subsidiaries	$ 438.8